6. Leases (Details 2)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Weighted average remaining lease term - operating leases	4 years 4 months 24 days	5 years 10 months 24 days
Weighted average remaining lease term - finance leases	1 year 6 months	2 years
Weighted average discount rate - operating leases	1.28%	0.00%
Weighted average discount rate - finance leases	7.50%	7.86%